SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - REVENUE RECOGNITION (Details) ¥ in Thousands, $ in Thousands	1 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2020 USD ($) class	Dec. 31, 2020 CNY (¥) class	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2020 CNY (¥)
Net revenues
Number of class of services in a portfolio of content and application delivery to total solutions		1	1
Accounts receivables and contract liabilities
Accounts receivables		$ 10,139		¥ 105,608		¥ 66,159
Advances from Customers		2,733		15,323		¥ 17,836
Disaggregation of revenue		51,393	¥ 335,337	918,628	¥ 922,591
CDN Services
Accounts receivables and contract liabilities
Disaggregation of revenue		15,869	103,548	648,117	709,498
IDC Services
Accounts receivables and contract liabilities
Disaggregation of revenue		34,312	223,887	255,524	185,973
IX Services
Accounts receivables and contract liabilities
Disaggregation of revenue		$ 1,212	¥ 7,902	¥ 14,987	¥ 27,120
Beijing Blue IT | All services
Accounts receivables and contract liabilities
Value-added tax	6.00%